Taxes	12 Months Ended
Dec. 31, 2022
Taxes
Taxes

29Taxes

29.1Components of provision for income taxes

The Group did not incur income tax expenses for the years ended 31 December 2022 and 2021 as it has not generated taxable income. The components of the provision for income taxes were as follows:

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Income tax benefit	3,225,251	4,718,036	3,155,704
	3,225,251	4,718,036	3,155,704

29.2Deferred tax asset

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets is resulted from the carried forward tax losses from current and previous year which are expected to be recoverable once the group is able to generate taxable income in future periods. The movement of deferred tax assets during the year was as follows:

	At 31 December
	2022	2021
	USD	USD
At 1 January	14,631,743	9,913,707
Income tax benefit	3,225,251	4,718,036
Deferred tax credit acquired through business combinations	4,104,774	—
Foreign currency adjustments	(3,252,780)	—
At 31 December	18,708,988	14,631,743

29Taxes (continued)

29.2Deferred tax asset (continued)

29.2.1Deferred tax asset recognised

The Group’s Egyptian subsidiaries (Swvl for Smart Transport Applications and Services LLC) and the recently acquired subsidiary Mexican subsidiary (Urbvan Mobility Ltd) both incurred net taxable losses in the previous years which generated tax credits for those carried forward losses. Management believes it is probable that the deferred tax benefit from these unused tax losses will be recoverable based on future tax plans and projected taxable profits   and has accordingly recognised the amounts in these consolidated financial statements.

29.2.2Deferred tax asset not recognised

The Group’s subsidiaries in Kenya, Pakistan, Jordan, Kingdom of Saudi and Spain also incurred tax losses, however Management believes that it is not probable that it will recover the deferred tax benefits of each respective country and have accordingly not considered their tax losses in the deferred tax assets calculations. These unused tax losses expire in the following manner:

	Expire		Expire in
	within 5	Expire in	more than
	years	5-10 years	10 years	Total
	USD	USD	USD	USD
Swvl Pakistan (Private) Ltd. (Pakistan)	3,398,579	5,336,079	—	8,734,658
Swvl NBO Limited (Kenya)	—	—	2,852,254	2,852,254
Swvl Technologies Ltd. (Kenya)	—	—	3,442,662	3,442,662
Smart Way Transportation LLC (Jordan)	424,030	—	—	424,030
Swvl Saudi for Information Technology (Saudi)	—	—	619,532	619,532
Shotl Transportation, S.L. (Spain)	—	—	87,138	87,138
	3,822,609	5,336,079	7,001,586	16,160,274

29.3Relationship between tax expense and accounting profit

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Group’s applicable tax rate as follows:

	At 31 December
	2022	2021	2020
	USD	USD	USD
Loss before tax	(104,184,043)	(146,207,433)	(32,880,906)
Effect of unused losses (i)	89,628,546	124,136,838	18,855,555
ECL provision	229,940	1,096,696	510,153
Accounting depreciation	92,920	30,517	19,412
Tax depreciation	(101,812)	(25,665)	(529,565)
Taxable losses	(14,334,449)	(20,969,047)	(14,025,351)
Tax rate	22.5%	22.5%	22.50%
	(3,225,251)	(4,718,036)	(3,155,704)
(i)	Unused losses refer to the losses incurred in Swvl Inc. and UAE, since these losses are not subject to income tax. In addition, for the losses incurred in Kenya, Pakistan, Jordan, KSA and Spain, since Management believes that it is not probable that it will recover the deferred tax benefits of each respective country according as those are part of the discontinued operations or cannot be recovered given the tax rules, it was included within unused losses.